Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Capital Ratios of Aegon's Operating Units
Capital ratios of Aegon’s main operating units

	December 31, 2021 1)	December 31, 2020
US RBC ratio	426%	432%

NL Life Solvency II ratio	186%	159%

Scottish Equitable Plc (UK) Solvency II ratio	167%	156%

1	The Solvency II ratios are estimates and are not final until filed with the respective supervisory authority.

Disclosure of Estimated Capital Position	On December 31, 2021, Aegon’s estimated capital position was:

	December 31, 2021 1)	December 31, 2020
Group Own Funds	19,431	18,582

Group SCR	9,226	9,473

Group Solvency II ratio	211%	196%

1	The Solvency II ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Available Own Funds Across Tiers
The below table provides the composition of Aegon’s Available Own Funds across Tiers:

		2021		2020
Available Own Funds	Available Own Funds	Percentage total	Available Own Funds	Percentage total
Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)	16,409	84%	15,542	84%

Unrestricted Tier 1	14,044	72%	12,972	70%

Restricted Tier 1	2,364	12%	2,571	14%

Junior Perpetual Capital Securities	1,391	7%	1,563	8%

Perpetual Cumulative Securities	459	2%	475	3%

Perpetual Contingent Convertible Securities	515	3%	532	3%

Tier 2	2,348	12%	2,340	13%

Subordinated notes issued by AFC	832	4%	818	4%

Subordinated liabilities Aegon NV	767	4%	754	4%

Grandfathered subordinated notes	750	4%	768	4%

Tier 3	675	3%	700	4%
Total Available Own Funds	19,431		18,582

Summary of Equity Compares to Solvency II Own Funds
IFRS equity compares to Solvency II Own Funds as follows:

	2021	2020
IFRS Shareholders’ Equity	23,813	22,018

IFRS adjustments for Other Equity instruments and non controlling interests	2,559	2,644

IFRS Group Equity	26,372	24,661

Solvency II revaluations & reclassifications	(9,096)	(8,621)

Transferability restrictions 1)	(1,772)	(1,766)
Excess of Assets over Liabilities	15,504	14,274

Availability adjustments	4,020	4,416

Fungibility adjustments	(93)	(108)
Available Own Funds	19,431	18,582

1	This includes the transferability restriction related to the RBC CAL conversion methodology.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2021	2020

Total shareholders’ equity - based on IFRS as adopted by the EU	30	24,282	22,815

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	253	126

Revaluation reserves	30	(6,442)	(7,480)

Adjusted shareholders’ equity		18,093	15,461
Perpetual contingent convertible securities	31	500	500

Junior perpetual capital securities	31	1,352	1,564

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,396	1,345

Fixed subordinated notes	32	798	740

Trust pass-through securities	33	126	126

Currency revaluation other equity instruments 1)		16	(1)

Hybrid leverage		4,642	4,728

Senior debt 3)	37	1,290	1,241

Senior leverage		1,290	1,241

Total gross financial leverage		5,932	5,969

Total capitalization		24,008	21,430

Gross financial leverage ratio		24.7%	27.9%

Fixed Charge Coverage		9.3 x	8.3 x

1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (2) million (2020: EUR 0 million).

Schedule of Total Distributable Items

Distributable items	2021	2020

Equity attributable to shareholders based on IFRS as adopted by the EU	24,282	22,815

Non-distributable items:

Share capital	(321)	(320)

Legal reserves 1)	(9,868)	(9,697)
At December 31	14,093	12,797

1	The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.

Summary of Minimum of Distributable Items under Dutch Law and the Freely Distributable Capital on the Basis of Solvency Requirements
Besides the distributable items under Dutch law, a second restriction on the possibility to distribute dividends stems from Solvency II (Dutch Supervision act).

Distributable reserves	2021	2020

Reserves available for financial surpervision purposes	19,431	18,582

Solvency requirement under the Financial Supervision Act	9,226	9,473
Total distributable reserves on the basis of solvency requirements	10,205	9,109